Cover	Nov. 10, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2022
Entity File Number	1-40790
Entity Registrant Name	Bannix Acquisition Corp.
Entity Central Index Key	0001845942
Entity Tax Identification Number	86-1626016
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8265 West Sunset Blvd.
Entity Address, Address Line Two	Suite # 107
Entity Address, City or Town	West Hollywood
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90046
City Area Code	(323)
Local Phone Number	682-8949
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.01 per share
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BNIX
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	BNIXW
Security Exchange Name	NASDAQ
One Right to receive 1/10th of one share of Common Stock
Title of 12(b) Security	One Right to receive 1/10th of one share of Common Stock
Trading Symbol	BNIXR
Security Exchange Name	NASDAQ